Restructuring, Impairments and Gains on Sale - Schedule of Net Restructuring Charges (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Restructuring Charges [Line Items]
Restructuring Charges	$ 15,934	$ 18,964	$ 481,979	$ 155,180	$ 206,703	$ 329,221
One-time Employe Benefits
Restructuring Charges [Line Items]
Restructuring Charges	3,758	19,122	548,860	172,154	$ 191,600	$ 139,300
Ceased use buildings
Restructuring Charges [Line Items]
Restructuring Charges	33,378		99,123
Gains on lease terminations, net
Restructuring Charges [Line Items]
Restructuring Charges	(31,373)	(4,529)	(211,368)	(36,215)
Other, net
Restructuring Charges [Line Items]
Restructuring Charges	$ 10,171	$ 4,371	$ 45,364	$ 19,242